Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Interest	$ 351	$ 341	$ 335
Amortization of debt issuance costs and discounts	3	3	3
Less allowance for funds used during construction — capitalized interest portion	(12)	(8)	(5)
Total interest expense and related charges	$ 342	$ 336	$ 333